College and University
                             Facility Loan Trust One




================================================================================



                          Compiled Financial Statements
                          Six Months Ended May 31, 1998

Accountants' Compilation Report


To the Owner Trustee of
College and University Facility
Loan Trust One:

We have compiled the accompanying balance sheet of College and University Facility Loan Trust One (the Trust), including the schedule of investments, as of May 31, 1998, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 1997, 1996, 1995, 1994 and 1993, presented herein for comparative purposes, was audited by other auditors whose report thereon dated January 13, 1998, expressed an unqualified opinion.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust One.


                                                    BDO Seidman, LLP

July 27, 1998

                                                          College and University
                                                         Facility Loan Trust One

                                                                   Balance Sheet

=============================================================================================

May 31,                                                                               1998
=============================================================================================
Assets

Investments, at amortized cost, net of allowance for possible loan losses
 of $1,025,000 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)              $ 79,274,334
Cash                                                                                   83,362
Prepaid expenses                                                                       11,353
Interest receivable                                                                 1,051,923
Deferred bond issuance costs (Note 2)                                                 871,933
---------------------------------------------------------------------------------------------

    Total assets                                                                   81,292,905
=============================================================================================


Liabilities

Bonds payable (Notes 3 and 8)                                                      64,611,656
Interest payable (Note 3)                                                           3,360,954
Accrued expenses and other liabilities                                                264,963
Payable for redemption of Class A Preferred Certificates (Note 5)                     451,655
Dividend payable (Note 5)                                                             172,317
---------------------------------------------------------------------------------------------

    Total liabilities                                                              68,861,545
---------------------------------------------------------------------------------------------

Net Assets

Class A Preferred  Certificates,  par value $1 - authorized  and  outstanding -
 2,511,521 certificates (preference as to annual dividends of 13.25%,
 mandatory redemption and liquidation at par value) (Note 5)                        2,511,521
---------------------------------------------------------------------------------------------

Class B Certificates, par value $1 - authorized, issued
 and outstanding - 1,001,643 certificates (Note 5)                                  1,001,643
Accumulated deficit (Note 2)                                                         (818,545)
Paid-in capital (Note 2)                                                            9,736,741
---------------------------------------------------------------------------------------------

    Total net assets applicable to Class B certificateholders                       9,919,839
---------------------------------------------------------------------------------------------

    Total net assets                                                             $ 12,431,360
=============================================================================================

    Net asset value per Class B certificate
     (based on 1,001,643 certificates outstanding)                               $       9.90
=============================================================================================

                                       See accompanying accountants' compilation report and notes to financial statements.

                                                                                            3

                                               College and University
                                              Facility Loan Trust One

                                              Statement of Operations

================================================================================

Six months ended May 31,                                                 1998
================================================================================

Investment income:
    Interest income (Note 2)                                        $ 4,269,294
-------------------------------------------------------------------------------

Expenses:
    Interest expense (Note 3)                                         3,430,122
    Servicer fees (Note 4)                                               29,245
    Trustee fees (Note 4)                                                21,192
    Other trust and bond administration expenses                        149,678
-------------------------------------------------------------------------------

       Total expenses                                                 3,630,237
-------------------------------------------------------------------------------

       Net investment income                                            639,057

Provision for possible loan losses (Notes 2 and 6)                     (100,000)
-------------------------------------------------------------------------------

       Net increase in net assets resulting from operations             539,057

Dividends to Class A Preferred Certificateholders                      (172,317)
-------------------------------------------------------------------------------

       Net increase in net assets applicable to Class B
        certificateholders resulting from operations                $   366,740
================================================================================

                                       See accompanying accountants' compilation report and notes to financial statements.

                                              College and University
                                             Facility Loan Trust One

                                             Statement of Cash Flows

================================================================================

Six months ended May 31,                                               1998
================================================================================

Cash flows from operating activities:
   Interest received                                                $ 2,080,999
   Interest paid                                                     (3,546,632)
   Operating expenses paid                                              (97,773)
-------------------------------------------------------------------------------

       Net cash used for operating activities                        (1,563,406)
-------------------------------------------------------------------------------

Cash flows from investing activities:
   Net decrease in funds held under investment agreements               315,148
   Principal payments on Loans                                        5,760,572
-------------------------------------------------------------------------------

       Net cash provided by investing activities                      6,075,720
-------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                     (3,640,737)
   Redemption of Class A Preferred Certificates                        (260,265)
   Dividends to Class A Preferred Certificates                         (573,881)
-------------------------------------------------------------------------------

       Net cash used for financing activities                        (4,474,883)
-------------------------------------------------------------------------------

Net increase in cash                                                     37,431

Cash, beginning of period                                                45,931
-------------------------------------------------------------------------------
Cash, end of period                                                 $    83,362
================================================================================

Reconciliation of net increase in net assets resulting from
 operations to net cash used for operating activities:
   Net increase in net assets resulting from operations             $   539,057
   Provision for possible loan losses                                   100,000
   Decrease in interest receivable                                       53,238
   Increase in prepaid expenses                                         (11,353)
   Increase in accrued expenses and other liabilities                   113,693
   Decrease in Bond interest payable                                   (185,678)
   Amortization of deferred Bond issuance costs                          69,168
   Amortization of purchase discount on Loans                        (2,241,531)
-------------------------------------------------------------------------------

       Net cash used for operating activities                       $(1,563,406)
================================================================================

                                       See accompanying accountants' compilation report and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust One

                                             Statements of Changes in Net Assets
                                                                     (Note 2(f))

==========================================================================================================

                                                                                 Six Months
                                                                                   Ended        Year Ended
                                                                                   May 31,     November 30,
                                                                                    1998           1997
==========================================================================================================
From operations:
    Net investment income                                                     $    639,057    $  1,196,581
    Provision for possible loan losses                                            (100,000)       (200,000)

Dividends to certificateholders (Notes 2 and 5):
    Class A Preferred certificateholders ($.1325 per certificate annually):
       From net investment income                                                 (172,317)       (145,716)
       As tax return of capital                                                         --        (397,251)
----------------------------------------------------------------------------------------------------------

          Net increase in net assets applicable to Class B
           certificateholders resulting from operations                            366,740         453,614
----------------------------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
    Redemptions of Class A Preferred certificates,
     451,655 and 1,304,023 certificates in 1998 and 1997, respectively            (451,655)     (1,304,023)
----------------------------------------------------------------------------------------------------------

          Net decrease in net assets resulting from
           capital certificate transactions                                       (451,655)     (1,304,023)
----------------------------------------------------------------------------------------------------------

Net decrease in net assets                                                         (84,915)       (850,409)

Net assets:
    Beginning of period                                                         12,516,275      13,366,684
----------------------------------------------------------------------------------------------------------

    End of period                                                             $ 12,431,360    $ 12,516,275
==========================================================================================================

                                       See accompanying accountants' compilation report and notes to financial statements.

                                                                                                         6

                                                          College and University
                                                         Facility Loan Trust One

                                          Selected Financial Highlights for Each
                                                 Class B Certificate Outstanding
                                                Throughout the Periods Indicated
                                                                 (Notes 1 and 5)

====================================================================================================================================

                                       For the Six
                                       Months Ended                                  Years Ended November 30,
                                          May 31,          -------------------------------------------------------------------------
                                           1998                1997           1996           1995           1994          1993
====================================================================================================================================
Net asset value, beginning of period       $9.54              $9.08           $7.27          $6.61          $4.41          $3.84
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                        .63               1.20            2.69           1.77           3.04           1.44

Provision for possible loan losses          (.10)              (.20)           (.20)          (.40)          (.12)            --

Dividends to Class A Preferred
 Certificateholders:
   From net investment income               (.17)              (.15)           (.17)          (.64)          (.42)          (.87)
   As tax return of capital                   --               (.39)           (.51)          (.07)          (.30)            --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $9.90              $9.54           $9.08          $7.27          $6.61          $4.41
====================================================================================================================================

Total investment return (a)                  N/A                N/A             N/A            N/A            N/A            N/A

Net assets applicable to
 Class A Preferred Certificates,
 end of period                        $2,511,521         $2,963,176      $4,267,199     $5,376,365     $5,233,897     $5,997,151

Net assets applicable to Class B
 Certificates, end of period           9,919,839         $9,553,099      $9,099,485     $7,281,153     $6,620,384     $4,418,852
====================================================================================================================================

Ratios and Supplemental Data:

   Ratio of operating expenses to
    average net assets applicable to
    Class B Certificates                   74.57%(b)(c)       83.43%(b)      103.94%(b)     133.48%(b)     180.25%(b)     274.18%(b)

   Ratio of net investment income
    to average net assets applicable
    to Class B certificates                13.13%(c)          12.83%          32.93%         25.57%         55.24%         35.10%

   Number of Class B Certificates
    outstanding, end of period         1,001,643          1,001,643       1,001,643      1,001,643      1,001,643      1,001,643


(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 5.53%(c), 5.61%, 6.47%,
     7.96%,  11.64%  and  13.68%  in 1998,  1997,  1996,  1995,  1994 and  1993,
     respectively.

(c)  Annualized.

                                       See accompanying accountants' compilation report and notes to financial statements.


                                                                                                                               7

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

1.   Organization and Business

College and University Facility Loan Trust One (the Trust) was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State Street Bank and Trust Company, formerly the Bank of Boston, (the Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment
Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

1.   Organization and Business (Continued)

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense, Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the certificateholders in the order of priority discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.   Summary of  Significant  Accounting  Policies

     (a)  College and University Facility Loans

     The Loans were purchased and recorded at a discount below par. Pursuant to a "no-action letter" that the Trust received from the Securities and Exchange Commission, the Loans (included in investments in the accompanying balance sheet) are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of May 31, 1998 was approximately $37,337,000. As a result of prepayments of Loans in the six months ended May 31, 1998, additional interest income of approximately $90,000 was recognized.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2.   Summary of Significant Accounting Policies (Continued)

     (a)  College and University Facility Loans (Continued)

     The Trust's policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first, with the balance, if any, applied to principal. At May 31, 1998, two loans had been placed on nonaccrual status, as discussed in Note 6.

     (b)  Other Investments

     Other investments, which are included in Investments in the accompanying balance sheet, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

     (c)  Federal Income Taxes

     It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

     For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2.   Summary of Significant Accounting Policies (Continued)

     (d)  Deferred Bond Issuance Costs

     Deferred Bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

     (e) Accounting for Impairment of a Loan and Allowance for Possible Loan Losses

     The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards (SFAS) No. 114, "Accounting by Creditors for Impairment of a Loan" as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

     Management is responsible for establishing an allowance for possible loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for possible loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

     The allowance for possible loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2.   Summary of Significant Accounting Policies (Continued)

     (e) Accounting for Impairment of a Loan and Allowance for Possible Loan Losses (Continued)

     The  factors   discussed   above  are  inherently   difficult  to  predict.
     Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

     (f)  Presentation of Capital Distributions

     Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

     As all tax earnings and profits have been distributed, accumulated undistributed net investment income of $591,126 has been reclassified as paid-in capital as of November 30, 1997. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve and dividends payable are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

     The Trust expects to have a tax return of capital for the fiscal year ending November 30, 1998; however, the amount cannot be reasonably estimated at May 31, 1998. Therefore, the current period net increase in net assets of $366,740 has been offset against the accumulated deficit.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

2.   Summary of Significant Accounting Policies (Continued)

     (g)  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that ) affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.   Bonds

The Bonds outstanding at May 31, 1998 consist of the following:

                                                                          Principal
                      Interest                Stated                       Amount
 Type                   Rate                  Maturity                     (000s)
======================================================================================

 Term                10.20%                June 1, 2002                    $27,035
 Term                10.55                 December 1, 2014                 37,577
--------------------------------------------------------------------------------------

                                                                           $64,612
======================================================================================

The Bonds maturing on June 1, 2002 are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments and commencing December 1, 2002, the Bonds maturing on December 1, 2014 will also be redeemed on a pro rata basis. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date.

Interest on the Bonds is payable semiannually. On June 1, 1998, the Trust made the mandatory redemption of $3,270,802 on the Bonds maturing on June 1, 2002.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

3.   Bonds (Continued)

The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at May 31, 1998, are as follows:

Fiscal Year                                                               Amount
================================================================================
1998                                                                     $ 3,271
1999                                                                       6,829
2000                                                                       6,169
2001                                                                       5,570
2002                                                                       5,196
Thereafter                                                                37,577
--------------------------------------------------------------------------------

Total                                                                    $64,612
================================================================================

The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

As required by the Indenture, the scheduled future cash flows for Loans that are in default are excluded from the calculation of the Reserve Fund requirement. The impact of excluding Loans in default from the calculation increases the Reserve Fund requirement. The cash flows from the June 1, 1998 Bond Payment were sufficient to satisfy the maximum funding requirement of $8,270,940.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

4. Administrative Agreements

     (a)  Servicer

     As compensation for the services provided under the servicing agreement, the GMAC Commercial Mortgage Corporation (GMAC) receives a collection fee. This fee is paid on each date of payment for each Loan and is equal to .055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the period ended May 31, 1998, this fee totaled $24,226. GMAC was also reimbursed for other related expenses of $5,019.

     (b)  Trustees

     As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

          o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, received fees of $5,975 and $5,378, respectively, for the six months ended May 31, 1998. In addition, the Owner Trustee was reimbursed $125 for out-of-pocket expenses.

          o The Bond Trustee is entitled to an annual fee equal to .025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the six months ended May 31, 1998, the fees amounted to $8,455. In addition, the Bond Trustee was reimbursed $1,259 for out-of-pocket expenses.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

5.   Certificates

The certificates comprise two classes, namely 13.25% Class A Preferred and Class
B. The Class A Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments. Dividends on the Class A Preferred certificates are payable in cash on each Distribution Date (defined below) at the rate of 13.25% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution Date, such dividends will be paid in additional certificates of the Class A Preferred certificates. The Class A Preferred certificates are required to be redeemed by the Trust, in whole or in part, on any Distribution Date to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been redeemed. Following the redemption in full of the Class A Preferred certificates, on each Distribution Date, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

5.   Certificates (Continued)

On June 2, 1998, the Trust paid $623,972 to the holders of Class A Preferred certificates, of which $172,317 was for payment of dividends and $451,655 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

The certificateholders shall each be entitled to one vote per certificate.

6.   Allowance for Possible Loan Losses

An analysis of the allowance for possible loan losses for the six months ended May 31, 1998 is summarized as follows:

Balance, beginning of period                                        $   925,000
Provision                                                               100,000
Charge-offs                                                                  --
-------------------------------------------------------------------------------

Balance, end of period                                              $ 1,025,000
===============================================================================

At May 31, 1998, the recorded investment in loans that are considered to be impaired under SFAS 114 was approximately $1,089,000 with a related allowance for possible loan losses of $653,000.

The average recorded investment in impaired loans during the six months ended May 31, 1998 was approximately $1,151,000. For the six months ended May 31, 1998, no interest income was recognized on impaired loans.

The amortized cost of the loans placed on nonaccrual status is approximately $1,089,000 at May 31, 1998. See "Accounting for Impairment of a Loan and Allowance for Possible Loan Losses" for a discussion of the Trust's impaired loan accounting policy.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

7.   Loans

Scheduled principal and interest payments on the Loans as of May 31, 1998, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                            Principal             Interest
                             Payments              Payments            Total
Fiscal year                   (000s)                (000s)             (000s)
================================================================================

1998                       $    5,264            $    1,519        $     6,783
1999                            9,705                 2,154             11,859
2000                            8,671                 2,479             11,150
2001                            8,131                 2,200             10,331
2002                            7,334                 1,940              9,274
Thereafter                     56,986                11,193             68,179
--------------------------------------------------------------------------------

Total                      $   96,091            $   21,485        $   117,576
================================================================================

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

The following analysis summarizes the stratification of the loan portfolio by type of collateral and institution as of May 31, 1998:

                                   Principal          Amortized
                                    Number               Cost
Type of Collateral                 of Loans             (000s)            %
================================================================================

Loans secured by a
  first mortgage                      131               $29,710          48.1%

Loans not secured by
  a first mortgage                     84                32,085          51.9%
--------------------------------------------------------------------------------
Total                                 215               $61,795         100.0%
================================================================================



                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

7.   Loans (Continued)

                                                      Amortized
                                    Number              Cost
Type of Institution                of Loans            (000s)             %
================================================================================

Private                               138               $29,576          47.9%

Public                                 77                32,219          52.1%
--------------------------------------------------------------------------------

Total loans                           215               $61,795         100.0%
================================================================================

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

7.   Loans (Continued)

A number of borrowers are currently experiencing adverse changes in their financial condition due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these potentially troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

Due to the special purpose nature of the borrowers' properties, the ability of such troubled borrowers to repay their loans may ultimately be dependent on the future success of the institutions' programs.

8.   Fair Value of Financial Instruments

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust's fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

Current  market  prices  are not  available  for most of the  Trust's  financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust One

                                                   Notes to Financial Statements

================================================================================

8.   Fair Value of Financial Instruments (Continued)

instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these loans is not subject to estimate.

The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of May 31, 1998 are as follows:

                                            Book Value             Fair Value
                                              (000s)                 (000s)
================================================================================

Loans                                        $  60,770*            $    80,771

Investment Agreements:
  Revenue Fund                                  16,009                  17,413
  Liquidity Fund                                 2,495                   3,488
--------------------------------------------------------------------------------
                                             $  79,274             $   101,672
================================================================================

Bonds                                        $  64,612             $    79,780
================================================================================

* Net of Allowance for Possible Loan Losses of $1,025,000.


                               See accompanying accountants' compilation report.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)


   Outstanding                                                            Stated                           Internal       Amortized
    Principal                                                            Interest        Maturity           Rate of      Cost (Notes
     Balance                           Description                         Rate %          Date             Return %       1 and 2)
----------------  ---------------------------------------------------    --------       ----------         --------      ----------
                  COLLEGE AND UNIVERSITY LOANS (76.7%)
                  ---------- A ---------
         $1,410   Albion College                                            3.00        10/01/2015            12.51           $731
            102   Albion College                                            3.00        11/01/1999            12.74             93
            105   Albright College                                          3.50        05/01/2001            11.70             91
            403   Alfred University                                         3.00        11/01/2007            12.41            269
             61   Allegheny College                                         3.00        07/01/1999            12.73             56
             82   Allegheny College                                         3.50        07/01/2001            12.83             69
            535   Alma College                                              3.00        04/01/2010            11.87            331
            305   Alverno College                                           3.375       10/01/2003            12.52            237
            172   American Graduate School of
                    International Management                                3.00        11/01/2010            12.59            103
            270   Anderson College                                          3.00        03/01/2010            13.02            158
          1,054   Appalachian State University                           3.00-3.625     07/01/2004            11.80            801
            422   Arizona State University                                  3.50        10/01/2003            11.72            340
            212   Atlantic Union College                                    3.00        05/01/2023            12.68             90
          1,410   Augsburg College                                          3.00        04/01/2016            12.95            690
            808   Azusa Pacific University                                  3.00        04/01/2017            12.96            385
                  ---------- B ---------
            665   Baptist College at Charleston                             3.00        03/01/2014            12.96            345
             22   Barnard College                                           3.125       04/01/1999            12.82             20
             92   Benedict College                                          3.00        11/01/2006            12.42             63
             24   Bethune-Cookman College                                   3.00        10/01/2000            12.71             21
            308   Birmingham-Southern College                               3.00        10/01/2006            12.48            219
            472   Birmingham-Southern College                               3.00        10/01/2010            12.47            286
            148   Black Hills State College                                 3.00        10/01/2005            11.76            110
            110   Black Hills State College                                 3.00        10/01/2007            11.77             76
            914   Boston University                                         3.00        12/31/2022            11.87            412
            203   Bryan College                                             3.00        02/01/2010            12.68            122
             40   Buena Vista College                                       3.625       02/01/2001            13.45             33
            209   Buena Vista College                                       3.00        11/01/2009            12.41            131
                  ---------- C ---------
          2,230   California State University                               3.00        11/01/2012            10.57          1,396
            624   Carnegie - Mellon University                              3.00        11/01/2017            10.45            350
          1,995   Case Western Reserve University                           3.00        04/01/2016            10.54          1,136
             33   Centenary College of Louisiana                            2.875       10/01/1999            12.82             30
            142   Central Missouri State                                    3.125       07/01/2000            11.83            125
            264   Central Missouri State                                    3.50        07/01/2001            11.80            224
            174   Central Washington University                             3.50        10/01/1999            10.99            163
            714   Central Washington University                             3.75        10/01/2004            11.03            573

     See accompanying accountants' compilation report and notes to financial statements.


                                                                                                                                22

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)


   Outstanding                                                            Stated                           Internal       Amortized
    Principal                                                            Interest        Maturity           Rate of      Cost (Notes
     Balance                           Description                         Rate %          Date             Return %       1 and 2)
----------------  ---------------------------------------------------    --------       ----------         --------      ----------
            $44   Chaminade College of Honolulu                             3.50        10/01/2002            12.55            $36
            296   Chaminade College of Honolulu                             3.00        10/01/2011            12.47            174
             92   Champlain College                                         3.00        10/01/2010            12.66             55
            277   Claflin College                                           3.00        11/01/2002            12.57            226
             91   Clark Atlanta University                                  3.00        11/01/1999            12.75             83
          1,055   College of Charleston                                     3.00        07/01/2016            12.02            551
            600   College of St. Thomas                                     3.00        04/01/2017            12.95            287
            623   College of the Virgin Islands                             3.00        10/01/2004            11.83            471
            252   Colorado State University                                 3.50        04/01/2001            12.17            213
          1,060   Colorado State University                                 3.625       04/01/2005            11.98            789
            401   Community College of Rhode Island                         3.00        04/01/2018            12.10            200
            750   Concordia College                                         3.00        05/01/2011            12.64            442
             89   Contra Costa College                                      3.00        04/01/2009            12.34             55
             43   Cornell University                                        3.00        11/01/1999            10.84             40
            370   Curry College                                             3.00        04/01/2010            12.74            223
                  ---------- D ---------
             27   Dana College                                              3.50        04/01/2001            13.39             22
            335   Daniel Webster College                                    3.00        04/01/2019            12.99            151
            384   Dean Junior College                                       3.00        04/01/2016            12.96            193
             41   Dillard University                                        3.375       04/01/2002            13.41             34
             80   Dillard University                                        3.00        11/01/2000            12.68             70
              5   Dormitory Authority of New York                           3.00        07/01/1998            12.77              4
          1,215   Drake University                                          3.00        10/01/2012            12.71            681
             80   Drexel University                                         3.75        05/01/2000            11.72             73
                  ---------- E ---------
            446   Eckerd College                                            3.50        07/01/2003            12.53            346
             53   Eckerd College                                            3.75        03/01/2005            13.04             38
            134   Emory University                                          3.375       07/01/2002            12.59            110
            265   Emory University                                          3.375       03/01/2003            13.25            202
            435   Emporia State University                                  3.00        04/01/2009            12.33            273
                  ---------- F ---------
            304   Fairleigh Dickinson University                            3.50        11/01/2003            11.66            243
            118   Fairleigh Dickinson University                            3.00        11/01/2020            12.09             55
             32   Findlay College                                           3.375       07/01/2002            12.56             26
            375   Florida Atlantic University                               3.00        07/01/2006            11.85            263
             68   Florida Institute of Technology                           3.00        02/01/2006            13.17             46
            175   Foothill College                                          3.00        10/01/2006            11.76            124
             29   Fort Hays State University                                3.00        10/01/1998            11.88             28
            264   Fort Hays State University                                3.375       10/01/2002            11.74            217
             40   Fort Lewis College                                        3.125       10/01/1999            11.84             37


     See accompanying accountants' compilation report and notes to financial statements.


                                                                                                                                23

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)


   Outstanding                                                            Stated                           Internal       Amortized
    Principal                                                            Interest        Maturity           Rate of      Cost (Notes
     Balance                           Description                         Rate %          Date             Return %       1 and 2)
----------------  ---------------------------------------------------    --------       ----------         --------      ----------

                  ---------- G ---------
           $779   Gordon College                                            3.50        04/01/2013            12.84           $434
          1,285   Grambling State University                             3.00-3.75      10/01/2005            11.70            954
                  ---------- H ---------
            142   Hampshire College                                         3.00        11/01/2006            12.43             98
            740   Harcum Junior College                                     3.00        11/01/2015            12.44            386
            450   Haverford College                                         3.625       11/01/2013            12.29            261
             43   High Point College                                        3.375       12/01/2002            11.63             33
            170   High Point College                                        3.00        12/01/2007            11.72            108
                  ---------- I ---------
            585   Indiana University                                        3.50        04/01/2000            11.56            520
            150   Inter American University of San Juan                  2.75-3.00      12/01/2001            11.63            121
          1,125   Iowa State University of Ames                             3.00        07/01/2007            10.63            797
                  ---------- J ---------
            420   Jackson State University                                  3.00        01/01/2007            12.50            277
             62   Jarvis Christian College                                  3.50        04/01/2001            13.41             51
            564   Jarvis Christian College                                  3.00        04/01/2019            12.96            256
                  ---------- K ---------
             25   Kansas Newman College                                     3.125       04/01/2000            13.71             22
            151   Kansas Newman College                                     3.00        04/01/2006            13.10            101
            265   Kansas State University                                   3.375       04/01/2002            11.79            218
             70   Kansas State University                                   3.50        04/01/2000            11.52             62
            138   Kent State University                                     2.875       12/01/1999            10.01            126
          1,370   Kent State University                                     3.00        12/01/2008            10.55            925
            103   Kenyon College                                            3.00        11/01/1999            10.69             96
             65   Kirksville College of Kirksville, Missouri                3.125       12/01/2000            11.63             55
            182   Knox College                                              3.00        05/01/2007            12.72            122
                  ---------- L ---------
            267   Laredo Junior College                                     3.00        08/01/2009            11.82            170
            116   Lawrence University                                       3.375       04/01/2002            13.34             92
             11   Lincoln College                                           3.00        12/01/1998            11.63             10
             71   Linfield College                                          3.125       10/01/1999            12.80             64
            635   Long Island University                                    3.00        06/01/2016            12.34            320
            731   Long Island University                                    3.75        10/01/2005            12.42            538
            185   Louisiana State University                                3.50        07/01/2002            10.50            160
            520   Louisiana State University                                3.50        04/01/2002            11.10            434
             97   Louisiana Tech University                                 3.50        04/01/2000            12.72             87
            130   Loyola University - Mundelein Branch                      3.125       10/01/2000            12.70            113
             25   Lynchburg College                                         3.00        11/01/1998            12.83             24


     See accompanying accountants' compilation report and notes to financial statements.


                                                                                                                                24

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)


   Outstanding                                                            Stated                           Internal       Amortized
    Principal                                                            Interest        Maturity           Rate of      Cost (Notes
     Balance                           Description                         Rate %          Date             Return %       1 and 2)
----------------  ---------------------------------------------------    --------       ----------         --------      ----------

                  ---------- M ---------
           $440   McKendree College                                         3.00        04/01/2007            13.07           $285
            115   Medical College of Wisconsin                              3.00        10/01/1999            12.79            104
             21   Merrimack College                                         2.875       04/01/1999            13.83             19
            766   Michigan State University                                 3.00        05/01/2020            10.96            411
          1,450   Middlebury College                                        3.00        04/01/2018            12.87            741
             40   Midland Lutheran College                                  3.50        04/01/2001            13.41             33
             19   Midland Lutheran College                                  2.875       04/01/1999            13.77             17
            312   Mississippi State University                              3.50        12/01/2001            10.82            266
            110   Mississippi Valley State                                  3.00        07/01/2008            11.89             74
            553   Missouri Southern State College                           3.00        12/01/2008            10.56            371
            336   Missouri Western State College                            3.00        10/01/2008            11.77            223
            448   Montclair State College                                   3.00        07/01/2008            11.32            300
            305   Monterey Peninsula College                                3.00        10/01/2018            11.95            150
            115   Montreat-Anderson College                                 3.00        12/01/2019            12.19             52
            257   Moravian College                                          3.00        11/01/2000            12.67            224
             28   Morehouse College                                         2.875       07/01/1999            10.48             26
            110   Morehouse College                                         3.375       07/01/2001            10.57             95
          1,005   Morris College                                            3.00        11/01/2013            12.42            555
                  ---------- N ---------
            419   New England College                                       3.625       10/01/2013            12.37            245
          1,025   New England College                                       3.00        04/01/2019            12.96            465
            125   North Carolina Agriculture
                    and Technical State University                          3.75        07/01/2004            10.02            101
             15   North Carolina Central University                         3.00        11/01/1998            11.83             14
          1,115   North Carolina State University                           3.00        09/01/2006             8.02            903
             75   North Carolina State University                           3.00        09/01/1998             6.63             73
             68   Northeastern University                                   3.00        05/01/1999            13.10             62
                  ---------- O ---------
            110   Occidental College                                        3.50        10/01/2001            12.62             92
          2,245   Old Dominion University                                   3.00        06/01/2013            11.70          1,277
            129   Ouachita Baptist University                               3.375       12/01/2002            11.63            103
                  ---------- P ---------
             70   Pacific University                                        3.50        10/01/2001            12.66             60
             73   Pacific University                                        3.00        11/01/1999            12.75             66
             43   Pan American University                                   3.50        10/01/2000            11.00             39
            440   Point Loma Nazarene College                               3.75        04/01/2005            13.05            319
             29   Post College                                              3.00        10/01/1998            12.90             28


     See accompanying accountants' compilation report and notes to financial statements.


                                                                                                                                25

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)


   Outstanding                                                            Stated                           Internal       Amortized
    Principal                                                            Interest        Maturity           Rate of      Cost (Notes
     Balance                           Description                         Rate %          Date             Return %       1 and 2)
----------------  ---------------------------------------------------    --------       ----------         --------      ----------
            $86   Providence Hospital                                       3.375       01/01/2002            11.33            $71
            580   Purdue University                                         3.50        07/01/2001            10.26            505
                  ---------- R ---------
            245   Riverside Hospital                                        3.00        04/01/2007            13.09            161
            683   Rivier College                                            3.625       04/01/2014            12.78            378
                  ---------- S ---------
            415   San Diego State University                                3.00        11/01/2021            11.93            194
            860   San Francisco State University                            3.00        11/01/2021            11.93            401
          1,166   Sarah Lawrence College                                    3.00        11/01/2021            12.64            524
            313   Scripps College                                           3.00        10/01/2005            12.51            226
            140   Simpson College                                           3.375       07/01/2001            12.18            118
             76   South Dakota State University                             3.125       04/01/2000            12.76             69
          1,505   South Dakota State University                             3.00        04/01/2016            12.31            775
             35   South Plains Junior College District                      3.125       10/01/1999            11.85             32
          1,195   Southeast Missouri State                                  3.50        04/01/2005            12.32            872
            271   Southern Arkansas University                              3.75        10/01/2004            11.76            212
            125   Southern Methodist University                             3.00        10/01/1998            12.87            119
             33   Southern Nazarene University                              3.125       04/01/2000            13.60             28
             69   Spring Arbor College                                      3.00        11/01/2000            12.67             60
            178   Springfield College                                       3.00        05/01/2011            12.59            105
             85   St. Augustine's College                                   3.00        11/01/2001            12.61             72
            207   St. Edward's University                                   3.625       04/01/2013            12.80            117
            240   St. Francis College                                       3.50        05/01/2001            12.88            201
            414   St. Mary's University of San Antonio                      3.75        11/01/2002            12.47            339
            210   St. Michael's College                                     3.00        04/01/2008            13.06            134
            326   Stanford University                                       3.125       04/01/2002             9.82            281
             70   Stanford University                                       3.00        05/01/1999             9.61             66
            946   Stanford University                                       3.00        05/01/2024            10.40            465
             84   Stetson University                                        3.50        09/01/2001            12.48             73
             34   Stillman College                                          3.00        02/01/2007            13.24             23
          2,871   Suomi College (A)                                         3.00        08/01/2014            12.70            933
            175   Susquehanna University                                    3.00        11/01/2006            12.44            122
            430   Susquehanna University                                    3.625       11/01/2014            12.32            244
            146   Swarthmore College                                        3.00        11/01/2013            12.30             80
                  ---------- T ---------
            675   Taylor University                                         3.00        10/01/2010            12.45            409
            518   Temple University                                         3.375       11/01/2014            11.99            299
            120   Temple University                                         2.875       05/01/1999            13.18            109
            300   Texas College                                             3.00        04/01/2007            13.09            195
            708   Texas Tech University                                     3.625       03/01/2013            10.80            442

   See accompanying accountants' compilation report and notes to financial statements.
                                                                                                                                26

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)


   Outstanding                                                            Stated                           Internal       Amortized
    Principal                                                            Interest        Maturity           Rate of      Cost (Notes
     Balance                           Description                         Rate %          Date             Return %       1 and 2)
----------------  ---------------------------------------------------    --------       ----------         --------      ----------
         $5,020   Texas Tech University                                  3.375-3.50     03/01/2012            10.83         $3,174
            132   Tougaloo College                                          3.00        06/01/2021            12.44             59
            766   Tufts University                                          3.625       10/01/2004            12.47            586
                  ---------- U ---------
          1,866   University of Alabama                                     3.00        05/01/2021            12.27            853
             82   University of Alaska                                      3.125       04/01/2001            12.63             69
            196   University of Arkansas at Monticello                      3.625       04/01/2004            12.40            149
             13   University of Arkansas at Little Rock                     2.875       04/01/1999            12.01             12
             55   University of Chicago                                     3.00        06/01/1998            12.59             52
             35   University of Chicago                                     3.50        12/01/2001            11.63             29
            235   University of Florida                                     3.00        01/01/1999            12.70            212
          1,073   University of Florida                                     3.00        01/01/2005            12.51            766
          1,120   University of Hawaii at Manoa                             3.00        10/01/2006            11.76            793
          1,282   University of Missouri at Columbia                        3.625       05/01/2004            11.63          1,001
             82   University of Missouri at Rolla                           3.50        05/01/2003            11.68             66
            252   University of Montevallo                                  3.00        05/01/2023            12.30            110
            145   University of Nebraska                                    3.00        07/01/2013            10.59             88
            382   University of North Carolina                              3.50        07/01/2002            10.60            321
          1,430   University of North Carolina                              3.00        01/01/2018            11.49            732
          1,780   University of Notre Dame                                  3.00        04/01/2018            12.95            829
            100   University of Pittsburgh                                  3.00        11/01/1999             9.95             93
            296   University of Portland                                    3.00        04/01/2013            12.95            158
            559   University of Rochester                                   3.375       10/01/2002            10.77            478
          1,210   University of Rochester                                   3.00        10/01/2006            10.92            883
            948   University of South Dakota                                3.625       10/01/2013            11.74            568
          2,340   University of South Florida                               3.00        07/01/2013            11.97          1,315
            297   University of Steubenville                                3.375       04/01/2012            12.88            168
            337   University of Steubenville                                3.00        04/01/2017            12.96            161
          2,903   University of Vermont                                     3.00        10/01/2019            12.19          1,389
            150   University of Washington                                  3.50        08/01/2000            11.06            134
            170   Upsala College (A)                                        2.75        10/01/1996            12.65            155
            625   Utah State University                                     3.50        04/01/2002            11.76            515
                  ---------- V ---------
          1,149   Vanderbilt University                                     3.00        08/01/2005            10.69            866
            772   Vanderbilt University                                     3.00        06/30/2009            10.39            524
                  ---------- W ---------
            220   West Virginia Institute of Technology                     3.00        06/01/1999            11.66            200
            393   West Virginia Wesleyan College                            3.50        05/01/2002            13.43            308
            175   Western Carolina University                               3.75        11/01/2001            11.67            151
          1,420   Western Maryland College                                  3.00        11/01/2016            12.44            725


   See accompanying accountants' compilation report and notes to financial statements.
                                                                                                                                27

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                   (continued)

   Outstanding                                                            Stated                           Internal       Amortized
    Principal                                                            Interest        Maturity           Rate of      Cost (Notes
     Balance                           Description                         Rate %          Date             Return %       1 and 2)
----------------  ---------------------------------------------------    --------       ----------         --------      ----------
           $190   Western Washington University                             3.00        10/01/2007            11.16           $133
             53   Whittier College                                          3.50        04/01/2001            13.53             46
                  ---------- X ---------
            580   Xavier University                                         3.00        10/01/2017            12.54            282

----------------                                                                                                           ---------
         99,132   Total College and University Loans                                                                          61,795
----------------

                  Allowance for Possible Loan Losses                                                                           1,025
                                                                                                                           ---------

                  Net College and University Loans                                                                            60,770
                                                                                                                           ---------

                  INVESTMENT AGREEMENTS (23.3%)

          2,495   FNMA #787 Liquidity Fund                                  8.00        12/01/2014             8.00            2,495
         16,009   FNMA #786 Revenue Fund                                    5.00        12/01/2014             5.00           16,009
----------------                                                                                                           ---------
         18,504   Total Investment Agreements                                                                                 18,504
----------------                                                                                                           ---------
       $117,636   Total Investments (100.0%)                                                                                 $79,274
================                                                                                                           =========


(A) These institutions have been placed on nonaccrual status as more fully described in Note 6.


    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                  28